Virtus SGA Emerging Markets Equity Fund,

a series of Virtus Opportunities Trust

Supplement dated April 4, 2025 to the Summary Prospectus, and the Virtus Opportunities Trust

Statutory Prospectus applicable to the Fund, each dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

As previously announced by Sustainable Growth Advisers, LP, Robert L. Rohn stepped down as a portfolio manager for the Virtus SGA Emerging Markets Equity Fund (the “Fund”) on March 31, 2025. In addition, effective April 1, 2025, Alexandra Lee was added as a portfolio manager for the Fund

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

> Hrishikesh Gupta, Portfolio Manager and Principal at SGA. Mr. Gupta has served as a Portfolio Manager of the fund since December 2023.

> Alexandra Lee, Portfolio Manager and Principal at SGA. Ms. Lee has served as a Portfolio Manager of the fund since April 2025.

> Kishore Rao, Portfolio Manager and Principal at SGA. Mr. Rao has served as a Portfolio Manager of the fund since December 2023.

In the Management of the Funds section under “Portfolio Management” beginning on page 105 of the Fund’s statutory prospectus, the row for the Fund in the table under the subheading “SGA” is hereby replaced with the following:

Fund	Portfolio Managers
Virtus SGA Emerging Markets Equity Fund	Hrishikesh Gupta (since December 2023) Alexandra Lee (since April 2025) Kishore Rao (since December 2023)

The portfolio manager biographies under the referenced table are amended by removing the biography of Robert L. Rohn and by adding the following for Alexandra Lee.

Alexandra Lee. Ms. Lee is an Analyst, Research Principal, a Portfolio Manager, and a member of the firm’s Investment Committee. Prior to joining Sustainable Growth Advisers in 2004, Ms. Lee was an Associate Director and an equity analyst at Bear Stearns, covering large cap biotechnology companies, and a member of the global healthcare research team. Previously, she worked as an equity research analyst at JP Morgan in the life sciences technology group, and as a management consultant at the Boston Consulting Group. Ms. Lee also has a medical degree.

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/SGA EM Equity PM Addition (4/2025)

Virtus SGA Emerging Markets Equity Fund,

a series of Virtus Opportunities Trust

Supplement dated April 4, 2025 to the Statement of Additional Information

(“SAI”) dated January 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

As previously announced by Sustainable Growth Advisers, LP, Robert L. Rohn stepped down as a portfolio manager for the Virtus SGA Emerging Markets Equity Fund (the “Fund”) on March 31, 2025. In addition, effective April 1, 2025, Alexandra Lee was added as a portfolio manager for the Fund.

The disclosure in the table under “Portfolio Managers” beginning on page 81 of the SAI is hereby amended by removing Robert L. Rohn and the associated footnote and by adding Ms. Lee in the row for the Fund.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 82 of the SAI is hereby amended by removing the row for Robert L. Rohn and by adding a row and an associated footnote for Ms. Lee to reflect the following information:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Alexandra Lee (*)	1	$333 million	3	$203 million	1	$102,091

(*) As of March 31, 2025. Ms. Lee became a Portfolio Manager of the EM Equity Fund effective April 1, 2025.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 84 of the SAI is hereby amended by removing the row for Robert L. Rohn and by adding a row and an associated footnote for Ms. Lee to reflect the following information:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
Alexandra Lee (*)	EM Equity Fund	$50,001-$100,000	None

(*) As of March 31, 2025. Ms. Lee became a Portfolio Manager of the EM Equity Fund effective April 1, 2025.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/SGA EM Equity PM Addition (4/2025)